Other Income, Net (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Summary of Other Income, Net

	Year Ended December 31,		Six Months Ended December 31,	Year Ended June 30,
(in U.S. dollars)	2024	2023	2022	2022
Interest income	$1,370,929	$1,611,128	$19,416	$8,314
Manufacturing and Energy Supply Chains Grant	470,783	—	—	—
Other grant funding	1,827,882	1,161,992	260,536	982,767
Fair value gain on borrowings (refer Note 21)	—	—	—	219,557
Research and development tax incentive	593,521	689,089	—	—
Other	10,064	147,691	35,154	385,482
Total	$4,273,179	$3,609,900	$315,106	$1,596,120